Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events
18.	Subsequent Events

Liquidation of Bophelo Bio Science and Wellness (Pty) Ltd

On July 26, 2022, the Company announced that the High Court of Lesotho (the “Lesotho Court”) has placed in liquidation the Company’s, wholly-owned subsidiary, Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”). The action to place Bophelo in liquidation was taken by the Lesotho Court pursuant to an application and request (the “Liquidation Application”) that was filed by Louisa Mojela, the former Executive Chairman of the Company, who was recently terminated as Executive Chairman of Akanda, and the Mophuti Matsoso Development Trust (“MMD Trust”). Akanda intends to convene a special committee to investigate Ms. Mojela’s actions and conduct, including actions and conduct taken by her prior to her filing of the Liquidation Application, and will pursue all of its available legal rights and remedies against Ms. Mojela and the MMD Trust for taking this unauthorized action. The Company also intends to contest and seek to reverse the determination by the Lesotho Court to place Bophelo in liquidation. In addition, Akanda will seek to recover significant loans that it has made to Bophelo to fund the execution of Bophelo’s business plan, including payment of rents and staffing costs, in the event that the Lesotho Court does not reverse its determination to place Bophelo in liquidation. Finally, Ms. Mojela has been summarily terminated as Chairman of Bophelo for Cause, as a “bad leaver”, as a result of her action to seek to place Bophelo in liquidation. Ms. Mojela has instituted legal proceedings against the Company as a result of the termination of her employment. In an action taken without the Company’s knowledge, the Lesotho Court has ordered an insolvent liquidation of Bophelo, and has appointed Mr. Chavonnes Cooper of Cape Town, South Africa, as liquidator of Bophelo for purposes of maintaining the value of the assets owned or managed by Bophelo. The order was signed by the Honorable Mr. Justice Mokhesi on July 15, 2022. As a result, the Company deemed that at June 30, 2022 control of Bophelo had been lost and the assets and liabilities of the entity were deconsolidated, resulting in a loss of $2,338,342 (see note 5).

Nasdaq Minimum Bid Price Requirement Notification

On October 3, 2022, the Company announced it has received a written notification (the “Notification Letter”) on September 27, 2022 from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that it is not in compliance with the minimum bid price requirement set forth under Nasdaq Listing Rule 5550(a)(2). It resulted from the fact that the closing bid price of the Company’s common shares, no par value (“Common Shares”), was below $1.00 per share for a period of 30 consecutive business days. The Notification Letter does not impact the Company’s listing on the Nasdaq Capital Market at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days, or until March 27, 2023, to regain compliance with Nasdaq Listing Rule 5550(a)(2). To regain compliance, the Company’s common shares must have a closing bid price of at least $1.00 for a minimum of 10 consecutive business days. In the event the Company does not regain compliance by March 27, 2023, the Company may be eligible for additional time to regain compliance or may face delisting.

Grant of Restricted Share Units (“RSUs”) and Consultancy Arrangements

Subsequent to June 30, 2022, the Company granted 4,503,514 RSUs to directors and consultants.

Subsequent to June 30, 2022, the Board of Directors of the Company approved the following consulting agreements:

◾	$300,000 payable to Daniel Petrov for consulting services to be provided to the Company;
◾	$300,000 payable to Mehrdad Momeni for consulting services to be provided to the Company;
◾	$300,000 payable to Kelly Abbott for consulting services to be provided to the Company;
◾	$250,000 payable to Connor Yuen for consulting services to be provided to the Company;
◾	$350,000 payable to Suzette Ramcharan for consulting services to be provided to the Company;
◾	$450,000 payable to Pouya Farmand for consulting services to be provided to the Company;
◾	600,000 RSUs payable to Kiran Sidhu for consulting services to be provided to the Company; and
◾	$250,000 payable to Terry Booth for advisory work to be provided to the Company.

Following the entering into of the above agreements, Mr. Booth was paid in cash on September 7, 2022, Mr. Sidhu was settled through a grant of RSUs on November 21, 2022, while the remaining consultants were settled through a grant of RSUs that were issued between July 29, 2022 and August 18, 2022, as follows:

◾	Daniel Petrov – 306,123 RSUs which vested on July 29, 2022;
◾	Kelly Abbott – 306,123 RSUs which vested on July 29, 2022;
◾	Mehrdad Momeni – 306,123 RSUs which vested on July 29, 2022;
◾	Connor Yuen – 281,532 RSUs which vested on July 29, 2022;
◾	Suzette Ramcharan – 281,532 RSUs which vested on August 18, 2022; and
◾	Pouya Farmand – 608,108 RSUs which vested on September 6, 2022.

Cellen Loan Restructuring Agreement

On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on or around December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen.

Termination Agreement with the Company’s President

Subsequent to June 30, 2022, the Company entered into a termination agreement with the Company’s then President, Dr. Aslihan Akkar-Schenkl. In terms of the termination agreement, the existing employment arrangement with Dr. Akkar-Schenkl terminated on September 30, 2022. In lieu of the termination, Dr. Akkar-Schenkl was entitled to receive her contractually agreed bonus of €46,000 and further receive 110,000 common shares of the Company.

Cansativa Supply Agreement

On August 8, 2022, the Company (through its subsidiary company RPK) entered into a supply agreement with Cansativa GmbH. In terms of the supply agreement, which is expected to see RPK deliver at least 1,000 kilograms of dried cannabis flower to Cansativa over the first 12-month term of the agreement.